Finance income (costs) (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Finance income (costs)

	2023	2022	2021
Finance income
Interest from cash equivalents	8,241	8,703	2,461
Interest arising from revenue contracts	250,337	407,449	204,744
Foreign exchange differences	—	—	12,759
Gain on changes in fair value of derivative instruments	79,375	—	—
Gain on changes in fair value of commodity forward contracts	—	9,200	6,337
Interest from tax benefit (see note 23)	27,153	—	—
Other	5,954	1,581	798
Total	371,060	426,933	227,099
Finance costs
Interest on borrowings	(319,557)	(74,081)	(33,971)
Interest on leases	(16,977)	(13,217)	(5,076)
Interest on trade payables and acquisitions of subsidiary	(508,351)	(506,778)	(256,122)
Foreign exchange differences	(15,232)	(1,957)	—
Loss on changes in fair value of derivative instruments	—	(26,323)	(4,883)
Loss on fair value of commodity forward contracts	(98,674)	—	—
Other	(15,608)	(24,021)	(12,840)
Total	(988,867)	(646,377)	(312,892)
Finance costs, net	(617,807)	(219,444)	(85,793)